Subsequent Events MetLife Bank N.A. Warehouse Lending Division Acquisition - Additional Information (Detail) (Warehouse Lending Division, MetLife Bank, N.A.)	6 Months Ended	1 Months Ended
	Jun. 30, 2012	Apr. 02, 2012 Subsequent Event	Feb. 08, 2012 Subsequent Event
Subsequent Event [Line Items]
Business Acquisition, Date of Acquisition Agreement	Feb. 08, 2012		Feb. 08, 2012
Business Acquisition, Effective Date of Acquisition	Apr. 02, 2012	Apr. 02, 2012